Cover Page	Oct. 30, 2023
Cover [Abstract]
Amendment Flag	false
Document Period End Date	Oct. 30, 2023
Entity Central Index Key	0001050825
Entity Registrant Name	STEELCASE INC
Document Type	8-K
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	901 44th Street SE
Entity Address, City or Town	Grand Rapids,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49508
Entity File Number	1-13873
Entity Tax Identification Number	38-0819050
City Area Code	616
Local Phone Number	247-2710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	SCS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false